Summary of Significant Accounting Policies - Net Income (Loss) Per Share of Common Stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A common stock
Summary of Significant Accounting Policies
Allocation of net income (loss)	$ 238,107	$ (241,548)	$ (1,271,419)	$ 18,727,526
Weighted average common shares outstanding, basic	2,090,269	8,348,384	5,047,364	64,226,579
Weighted average common shares outstanding, diluted	2,090,269	8,348,384	5,047,364	64,226,579	64,226,579
Basic net income (loss) per share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29
Diluted net income (loss) per share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29	$ 0.29
Class B common stock
Summary of Significant Accounting Policies
Allocation of net income (loss)	$ 2,135,850	$ (542,505)	$ (4,723,082)	$ 5,467,224
Weighted average common shares outstanding, basic	18,750,000	18,750,000	18,750,000	18,750,000
Weighted average common shares outstanding, diluted	18,750,000	18,750,000	18,750,000	18,750,000	18,750,000
Basic net income (loss) per share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29
Diluted net income (loss) per share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29	$ 0.29